Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Cash acquired from acquisitions	$ 2,064	$ 980	$ 2,523	$ 7,774